Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Net Revenue, Operating Expenses And Profit By Business Segment [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2012:
Net revenue:	¥587.8	¥424.5	¥67.0	¥190.8	¥130.8	¥321.6	¥461.5	¥11.7	¥1,874.1
BTMU and MUTB:	279.3	376.3	26.8	144.3	—	144.3	413.4	14.1	1,254.2
Net interest income	219.3	196.9	—	72.3	—	72.3	114.7	34.8	638.0
Net fees	55.7	149.5	26.8	58.3	—	58.3	(10.4)	(14.8)	265.1
Other	4.3	29.9	—	13.7	—	13.7	309.1	(5.9)	351.1
Other than BTMU and MUTB(1)	308.5	48.2	40.2	46.5	130.8	177.3	48.1	(2.4)	619.9
Operating expenses	455.2	215.4	43.3	112.8	92.0	204.8	66.0	88.3	1,073.0

Operating profit (loss)	¥132.6	¥209.1	¥23.7	¥78.0	¥38.8	¥116.8	¥395.5	¥(76.6)	¥801.1

Six months ended September 30, 2013:
Net revenue:	¥648.8	¥457.6	¥76.4	¥266.8	¥175.2	¥442.0	¥285.6	¥(8.5)	¥1,901.9
BTMU and MUTB:	286.5	397.9	32.1	209.9	—	209.9	205.4	(9.6)	1,122.2
Net interest income	201.7	192.8	—	109.8	—	109.8	83.6	43.2	631.1
Net fees	80.3	163.2	32.1	77.1	—	77.1	(10.6)	(29.3)	312.8
Other	4.5	41.9	—	23.0	—	23.0	132.4	(23.5)	178.3
Other than BTMU and MUTB(1)	362.3	59.7	44.3	56.9	175.2	232.1	80.2	1.1	779.7
Operating expenses	477.6	217.1	44.6	147.6	124.5	272.1	82.6	85.6	1,179.6

Operating profit (loss)	¥171.2	¥240.5	¥31.8	¥119.2	¥50.7	¥169.9	¥203.0	¥(94.1)	¥722.3

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Condensed Consolidated Statements Of Income [Table Text Block]

	Six months ended September 30,
	2012	2013
	(in billions)
Operating profit	¥801	¥722
Credit (provision) for credit losses	(80)	60
Foreign exchange gains (losses)—net	46	(15)
Trading account profits (losses)—net	162	(354)
Equity investment securities gains (losses)—net	(98)	59
Debt investment securities losses—net	(139)	(4)
Equity in earnings of equity method investees—net	10	87
Other—net	(18)	(25)

Income before income tax expense	¥684	¥530